UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Perella Weinberg Partners Capital Management LP
Address: 767 Fifth Avenue
         New York, New York  10153

13F File Number:  028-12930

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Siegel
Title:     General Counsel/Chief Compliance Officer
Phone:     212-287-3200

Signature, Place, and Date of Signing:

 /s/ Andrew Siegel     New York, New York     February 14, 2012

Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    2

Form 13F Information Table Value Total:    $80,477 (x$1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                            FORM 13F INFORMATION TABLE
                                                    VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS      SOLE   SHARED     NONE
--------------------- ---------------- --------- -------- -------- --- ---- ------- --------- -------- -------- --------
IVANHOE MINES LTD     COM              46579N103   73627  5374200 SH       SOLE               5374200        0        0
IVANHOE MINES LTD     COM              46579N103    6850   500000 SH  PUT  SOLE                500000        0        0